Securities Available for Sale in Continuous Unrealized Loss Position for Less Than 12 Months (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	$ 189,071,181	$ 161,723,633
Tax-Free Municipals
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost	11,555,068	10,618,273
Less Than 12 Months
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost		3,122,110
Gross unrealized losses		(124,051)
Estimated fair value		2,998,059
Less Than 12 Months | Tax-Free Municipals
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost		1,339,585
Gross unrealized losses		(13,452)
Estimated fair value		1,326,133
Less Than 12 Months | Private Label Mortgage Securities
Available for Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized cost		1,782,525
Gross unrealized losses		(110,599)
Estimated fair value		$ 1,671,926